Goldman Sachs Large Cap Value Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	80 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.33%	8.67%	8.94%
Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.44%	14.26%	13.90%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.12%	9.94%	9.89%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.70%	7.67%	7.55%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.85%	7.40%	7.36%